Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Totals	8,581,310	3,206,751
Common Stock Options [Member]
Totals	380,396	302,773
Series A, H-1, H-3, H-4, H-5, I, J, K and Merger Common Stock Purchase Warrants [Member]
Totals	4,300,560	863,084
Series H, H-3, H-4, H-5 Convertible Preferred Stock [Member]
Totals	3,900,354	1,796,251
Restricted Shares [Member]
Totals		244,643